GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Mar. 31, 2019
GOODWILL AND OTHER INTANGIBLE ASSETS
GOODWILL AND OTHER INTANGIBLE ASSETS

6.GOODWILL AND OTHER INTANGIBLE ASSETS

There were no significant intangible assets subject to amortization acquired during the years ended March 31, 2018 and 2019.

The components of intangible assets subject to amortization except for capitalized computer software costs as of March 31, 2018 and 2019 are as follows:

	Thousands of Yen
	2018		2019
	Gross		Gross
	carrying	Accumulated	carrying	Accumulated
	amount	amortization	amount	amortization
Customer relationships	¥2,053,959	¥382,364	¥2,145,792	¥546,121
Trademarks	32,250	16,034	32,778	14,575
Noncompete agreements	45,151	39,737	47,170	46,977
Favorable leases	82,435	62,561	86,121	81,969
Other	107,752	55,106	108,509	57,298
	¥2,321,547	¥555,802	¥2,420,370	¥746,940

There were no intangible assets not subject to amortization at March 31, 2017, 2018 and 2019.

The weighted-average amortization period for intangible assets, except for capitalized computer software costs acquired during the year ended March 31, 2017, was approximately 14 years. The weighted-average amortization periods for customer relationships, trademarks, noncompete agreements and favorable leases acquired during the year ended March 31, 2017 are 15 years, 10 years, 3 years and 3 years, respectively.

The weighted-average amortization period for intangible assets, except for capitalized computer software costs acquired during the year ended March 31, 2018, was approximately 14 years. The weighted-average amortization periods for customer relationships, trademarks, noncompete agreements and favorable leases acquired during the year ended March 31, 2018 are 15 years, 10 years, 3 years and 3 years, respectively.

The weighted-average amortization period for intangible assets, except for capitalized computer software costs acquired during the year ended March 31, 2019, was approximately 14 years. The weighted-average amortization period for customer relationships, trademarks, noncompete agreements and favorable leases acquired during the year ended March 31, 2019 were 15 years, 10 years, 3 years and 3 years, respectively.

The amortization expenses for the years ended March 31, 2017, 2018 and 2019 were ¥254,176 thousand, ¥208,836 thousand and ¥180,406 thousand, respectively. The estimated aggregate amortization expense of intangible assets except for capitalized computer software costs for each of the next five years is as follows:

Year Ending March 31,	Thousands of Yen
2020	¥157,049
2021	152,453
2022	152,577
2023	152,577
2024	154,391

The following table shows changes in the carrying amount of goodwill for the years ended March 31, 2017, 2018 and 2019, by operating segment.

	Thousands of Yen
	LegalTech AI	AI Solution	Total
Fiscal year ended March 31, 2017
Balance at April 1, 2016	¥2,132,137	¥—	¥2,132,137
Acquisition	127,449	—	127,449
Translation adjustments and other	(220,876)	—	(220,876)
Goodwill	2,038,710	—	2,038,710
Accumulated impairment losses	—	—	—
Balance at March 31, 2017	2,038,710	—	2,038,710

Acquisition	—	—	—
Translation adjustments and other	(28,156)	—	(28,156)
Goodwill	2,010,554	—	2,010,554
Accumulated impairment losses	—	—	—
Balance at March 31, 2018	2,010,554	—	2,010,554

Acquisition	—	—	—
Translation adjustments and other	89,892	—	89,892
Goodwill	2,100,446	—	2,100,446
Accumulated impairment losses	—	—	—
Balance at March 31, 2019	¥2,100,446	¥—	¥2,100,446